INCOME TAXES - Income tax Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net income before income taxes	$ 1,213	$ 814	$ 532
Income tax expense at weighted average statutory tax rate	249	140	87
Tax effect of:
International operations subject to different tax rates	(182)	(84)	(59)
Change in tax rates and imposition of new tax legislation	(314)	(35)	0
Impact of internal reorganization	160	0	0
Other	53	(4)	3
Total income tax expense (recovery)	$ (34)	$ 17	$ 31